DERIVATIVE FINANCIAL INSTRUMENTS (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivative Financial Instruments
Net of tax reclassified	R$ 583,912
Accumulated balance in OCI	132,914
Gains losses on cash flow accounting hedge	0	R$ 181
Gains losses on fair value hedge	0	7
Gains losses on hedge of foreign operations	R$ 3,223	R$ (35,697)